Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 110	$ 129	$ (629)
Items to reconcile net income (loss) and cash flows from operating activities:
Depreciation and amortization	736	811	910
Interest and amortization of issuance costs on convertible bonds	21	10
Loss on financial instruments, net		1
Gain on sale of businesses		(22)	(80)
Non-cash stock-based compensation	38	36	26
Other non-cash items	(108)	(78)	(113)
Deferred income tax	(93)	(143)	(48)
(Income) loss on equity-method investments	(2)	43	122
Impairment, restructuring charges and other related closure costs, net of cash payments	20	4	145
Changes in assets and liabilities:
Trade receivables, net	81	119	(57)
Inventories	(39)		(22)
Trade payables	(46)	(70)	(139)
Other assets and liabilities, net	124	(125)	251
Net cash from operating activities	842	715	366
Cash flows from investing activities:
Payment for purchase of tangible assets	(529)	(505)	(543)
Proceeds from sale of tangible assets	62	9	12
Payment for purchase of marketable securities		(333)
Proceeds from sale of marketable securities		58	184
Release of restricted cash			3
Net cash variation for joint ventures deconsolidation	(1)	9	(21)
Partial asset distribution from joint ventures in liquidation		15
Payment for funding of joint ventures liquidation			(15)
Payment for purchase of intangible assets	(36)	(58)	(78)
Payment for purchase of financial assets		(9)	(14)
Payment for disposal of equity investment	(13)
Proceeds from sale of financial assets	1	1	1
Proceeds received in sale of businesses		29	92
Net cash used in investing activities	(516)	(784)	(379)
Cash flows from financing activities:
Proceeds from long-term debt		3	477
Proceeds from short-term borrowings			145
Net proceeds from issuance of senior unsecured convertible bonds		994
Repayment of issued debt			(455)
Repayment of long-term debt	(200)	(223)	(166)
Repayment of short-term borrowings			(35)
Capital increase		1
Repurchase of common stock		(156)
Dividends paid to stockholders	(350)	(354)	(346)
Dividends paid to noncontrolling interests	(6)	(3)	(4)
Other financing activities			(4)
Net cash from (used in) financing activities	(556)	262	(388)
Effect of changes in exchange rates	(16)	(12)	(13)
Net cash increase (decrease)	(246)	181	(414)
Cash and cash equivalents at beginning of the period	2,017	1,836	2,250
Cash and cash equivalents at end of the period	1,771	2,017	1,836
Supplemental cash information:
Interest paid	15	11	10
Income tax paid	$ 41	$ 30	$ 23